Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Ordinary share capital

	December 31, 2017	December 31, 2016	December 31, 2017		December 31, 2016
	No.	No.	$M		$M
Authorized:
Ordinary shares of £0.50 each	40,000,000	40,000,000	35.7	(1)	35.7	(1)
Deferred ordinary shares of £0.0001 each	769,423,688,000	769,423,688,000	150.9	(1)	150.9	(1)
	769,463,688,000	769,463,688,000	186.6	(1)	186.6	(1)
Allotted, called up and fully paid:
Ordinary shares of £0.50 each	27,136,799	27,136,799	25.3	(1)	25.3	(1)
Deferred ordinary shares of £0.0001 each	769,413,708,000	769,413,708,000	150.9	(1)	150.9	(1)
	769,440,844,799	769,440,844,799	176.2	(1)	176.2	(1)

(1)
The Group's ordinary and deferred share capital are shown in U.S. dollars at the exchange rate prevailing at the month end spot rate at the time of the share capital being issued. This rate at the end of February 2007 was $1.9613:£1 when the first 20,000,000 shares were issued; the rate at the end of October 2012 was $1.6129:£1 when 7,000,000 shares were issued; the rate at the end of March 2013 was $1.5173:£1 when 1,924 shares were issued; the rate at the end of January 2014 was $1.6487:£1 when 12,076 shares were issued; the rate at the end of May 2014 was $1.6760:£1 when 24,292 shares were issued; the rate at the end of August 2014 was $1.6580:£1 when 58,399 shares were issued; the rate at the end of February 2015 was $1.5436:£1 when 8,563 shares were issued; the rate at the end of March 2015 was $1.4847:£1 when 3,866 shares were issued; and the rate at the end of June 2015 was $1.5715:£1 when 27,679 shares were issued.

Treasury shares

$M
At January 1, 2016	(1.3)
Purchase of own shares	(6.3)
Utilization of treasury shares	0.5
At December 31, 2016	(7.1)
Transfer of treasury shares into ESOP	0.8
Utilization of treasury shares	0.5
At December 31, 2017	(5.8)
Own shares held by ESOP

$M
At January 1, 2016	(0.2)
Purchases of shares into ESOP	(1.0)
Utilization of ESOP shares	0.7
At December 31, 2016	(0.5)
Transfer of treasury shares into ESOP	(0.8)
Utilization of ESOP shares	0.3
At December 31, 2017	(1.0)
Share premium account

$M
At January 1, 2016	56.4
At December 31, 2016	56.4
At December 31, 2017	56.4